Combined and Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (507,944)	$ (77,846)	¥ (806,673)	¥ (445,155)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	5,768	884	(69)	(653)
Total Comprehensive loss	(502,176)	(76,962)	(806,742)	(445,808)
Less: Comprehensive loss attributable to noncontrolling interest	(19,352)	(2,966)	(15,524)	(15,587)
Comprehensive loss attributable to Ucommune International Ltd.'s shareholders	¥ (482,824)	$ (73,996)	¥ (791,218)	¥ (430,221)